Principles of Consolidation and Summary of Significant Accounting Policies (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of basic and diluted net income per share
Net income for the year	$ 879,659	$ 712,305	$ 3,359,870	$ 2,838,337	$ 4,040,311	$ 2,585,960
Weighted average common stock outstanding - basic	50,000,000	40,500,000	47,052,920	40,500,000	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession		9,500,000	2,947,080	9,500,000	9,500,000	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	49,583,562
Net income per common share - basic	$ 0.02	$ 0.02	$ 0.07	$ 0.07	$ 0.10	$ 0.06
Net income per common share - diluted	$ 0.02	$ 0.01	$ 0.07	$ 0.06	$ 0.08	$ 0.05